Convertible Preferred Stock and Stockholders’ Equity	8 Months Ended
Sep. 30, 2024
Convertible Preferred Stock and Stockholders’ Equity [Abstract]
Convertible Preferred Stock and Stockholders’ Equity

7. Convertible Preferred Stock and Stockholders’ Equity

Pre-Funded Warrants

In August 2024, pursuant to the Subscription Agreement and immediately prior to the Closing, certain new and current investors purchased pre-funded warrants, which, at the effective time of the Merger, were exercisable for 5,522,207 shares of Company Common Stock at a purchase price of approximately $9.70 per warrant. After the Merger, there are 5,522,207 pre-funded warrants outstanding and are exercisable for 5,522,207 shares of the Company Common Stock at an exercise price of $0.01 per share.

In September 2024, in connection with the PIPE Financing, the Company issued and sold 680,000 pre-funded warrants, at a purchase price of $22.999 per warrant, exercisable for 680,000 shares of Company Common Stock at an exercise price of $0.001 per share.

The pre-funded warrants were recorded as a component of stockholders’ equity within additional paid-in-capital and have no expiration date. As of September 30, 2024, none of the pre-funded warrants have been exercised and 6,202,207 pre-funded warrants remain outstanding.

Employee Warrants

In July 2024, Pre-Merger Oruka entered into a Subscription Agreement that provided for, among other things, the issuance of warrants to certain of Pre-Merger Oruka’s employees, directors, and service providers immediately prior to the closing of the Merger. During the three months ended September 30, 2024, 3,054,358 employee warrants were issued at an exercise price of $7.80 per warrant. These employee warrants vest over a period of four years. Per the terms of the Employee Warrant Agreement, the holders of the Company’s employee warrants shall not have any of the rights or privileges of a stockholder of the Company in respect of any shares purchasable upon the exercise of the warrant or any portion thereof unless and until a certificate or certificates representing such shares have been issued or a book entry representing such shares has been made and such shares have been deposited with the appropriate registered book-entry custodian. The Company recognizes compensation cost related to employee warrants on a straight-line basis over the requisite service period, which is the period in which the related services are received. As of September 30, 2024, none of the employee warrants have been exercised and 3,054,358 employee warrants remain outstanding.

Convertible Preferred Stock

In March 2024, Pre-Merger Oruka issued and sold an aggregate of 20,000,000 shares of Pre-Merger Oruka Series A Preferred Stock to Fairmount (see Note 13), at a purchase price of approximately $0.15 per share, for aggregate gross proceeds of $3.0 million. Pre-Merger Oruka incurred less than $0.1 million of issuance costs in connection with this transaction. Upon the issuance of the Pre-Merger Oruka Series A Preferred Stock, the Company assessed the embedded conversion and liquidation features of the securities as described below and determined that such features did not require the Company to separately account for these features.

In August 2024, upon the closing of the Merger, the Company converted the Pre-Merger Oruka Series A Preferred Stock to 137,138 shares of Company Series B Preferred Stock.

In September 2024, in connection with the PIPE Financing, the Company issued and sold an aggregate of 2,439 shares of the Company Series A Preferred Stock at a purchase price of $23,000.00 per share.

As of September 30, 2024, convertible preferred stock consisted of the following (in thousands, except share data):

	September 30, 2024
	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Common Stock Issuable Upon Conversion
Series A Non-Voting Preferred Stock	2,439	2,439	$52,841	2,439,000
Series B Non-Voting Preferred Stock	251,504	137,138	$2,931	11,428,149

Pursuant to the Certificate of Designation of Preferences, Rights and Limitations of the Series A Non-Voting Convertible Preferred Stock (the “Series A Certificate of Designation”) filed in connection with the PIPE Financing, holders of Company Series A Preferred Stock are entitled to receive dividends on shares of Company Series A Preferred Stock equal to, on an as-if-converted-to-Company Common Stock basis, and in the same form as, dividends actually paid on shares of Company Common Stock. Except as provided in the Series A Certificate of Designation or as otherwise required by law, the Company Series A Preferred Stock does not have voting rights. The Company Series A Preferred Stock shall rank on parity with the Company Common Stock and Company Series B Preferred Stock upon any liquidation, dissolution or winding-up of the Company. Subject to the terms and limitations contained in the Series A Certificate of Designation, the Company Series A Preferred Stock issued in the PIPE Financing will not become convertible until the Company’s stockholders approve the conversion of the Company Series A Preferred Stock into shares of Company Common Stock in accordance with the listing rules of the Nasdaq Stock Market (the “Stockholder Approval”), which resulted in the Company Series A Preferred Stock being classified outside of stockholders’ equity (deficit) on the Company’s condensed consolidated balance sheet.. Following the Stockholder Approval, each share of Company Series A Preferred Stock will automatically convert into 1,000 shares of Company Common Stock, subject to certain limitations, including that shares of Company Series A Preferred Stock shall not be convertible if the conversion would result in a holder, together with its affiliates, beneficially owning more than 9.99% of the Company’s outstanding shares of Company Common Stock as of the applicable conversion date, which may be increased at the holders’ option (not to exceed 19.99%), effective in accordance with the terms of the Series A Certificate of Designation. If, at any time after the earlier of Stockholder Approval or six months after the initial issuance of the Series A non-voting preferred stock, the Company fails to deliver to a holder such certificate or certificates, the Company shall, at the request of the holder, pay an amount equal to the closing price of Company’s common stock on the trading day immediately prior to the date on which notice to conversion is received by the Company (the “Fair Value”) of such undelivered shares, with such payment to be made within two business days from the date of request by the holder, whereupon the Company’s obligations to deliver such shares underlying the notice of conversion shall be extinguished upon payment in full of the Fair Value of such undelivered shares; provided, however that such request shall be presumed to have been made by such holder if Stockholder Approval shall not have been obtained prior to the date on which the notice of conversion is delivered to the Company.

Pursuant to the Certificate of Designation of Preferences, Rights and Limitations of the Series B Non-Voting Convertible Preferred Stock (the “Series B Certificate of Designation”) filed in connection with the Merger, holders of Company Series B Preferred Stock are entitled to receive dividends on shares of Company Series B Preferred Stock equal to, on an as-if-converted-to-Company Common Stock basis, and in the same form as, dividends actually paid on shares of Company Common Stock. Except as provided in the Series B Certificate of Designation or as otherwise required by law, the Company Series B Preferred Stock does not have voting rights. The Company Series B Preferred Stock shall rank on parity with the Company Common Stock as to the distribution of assets upon any liquidation, dissolution, or winding-up of the Company. Each share of Company Series B Preferred Stock is convertible at the option of the holder, at any time, and without the payment of additional consideration by the holder. As of September 30, 2024, each outstanding share of Company Series B Preferred Stock was convertible into common stock at a ratio of approximately 83.3332:1.

Common Stock

As of September 30, 2024, the Certificate of Incorporation provides for 545,000,000 authorized shares of Company Common Stock. As of September 30, 2024, 34,988,550 shares of Company Common Stock were issued and outstanding, including 2,207,553 shares of RSAs issued and outstanding.

As of September 30, 2024, the Company had common stock reserved for future issuance as follows:

September 30, 2024
Shares issuable on conversion of Company Series A Preferred Stock	2,439,000
Shares issuable on conversion of Company Series B Preferred Stock	11,428,149
Shares issuable upon exercise of pre-funded warrants	6,202,207
Outstanding and issued stock options	1,287,760
Outstanding and issued employee warrants	3,054,358
Shares available for grant under 2024 Stock Incentive Plan	4,526,324
Shares available for grant under 2024 Employee Stock Purchase Plan	463,489
Total shares of common stock reserved	29,401,287